PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2022
PERSONNEL EXPENSES
PERSONNEL EXPENSES

NOTE 22 - PERSONNEL EXPENSES

A detailed analysis of employee personnel related expenses for the years ended December 31, 2022, 2021 and 2020 is provided below:

In Thousands of US Dollars
Description	2022	2021	2020
Salaries and compensation	$1,100	$1,419	$659
Employer contributions	43	49	51
Short-term employee benefits	9	70	18
Stock-based compensation	412	2,227	1,417
Total	$1,564	$3,765	$2,145

From above table, G&A related salary and compensation was $443,000, $874,000 and $98,000 for the years 2022, 2021 and 2020 respectively. G&A related stock compensation was $43,000, $1,897,000, and $ 702,000 for the years 2022, 2021 and 2020.